Tidal Trust III
234 West Florida Street, Suite 203
Milwaukee, WI 53204

June 4, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the NestYield Total Return Guard ETF, NestYield Dynamic Income ETF, and NestYield Visionary ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective June 1, 2025, and filed electronically as Post-Effective Amendment No. 119 to the Trust’s Registration Statement on Form N-1A on May 30, 2025.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer
SVP of Legal Services
Tidal Investments LLC